VistaShares Target 15 USA Quality Income ETF

Schedule of Investments

May 31, 2025 (Unaudited)

COMMON STOCKS - 100.4%	Shares	Value
Consumer Discretionary Products - 1.4%
Deckers Outdoor Corp.(a)	872	$92,014

Consumer Staple Products - 5.3%
Procter & Gamble Co.	2,044	347,255

Financial Services - 21.3%
CME Group, Inc. - Class A	1,144	330,616
Corpay, Inc.(a)	392	127,443
FactSet Research Systems, Inc.	235	107,691
Jack Henry & Associates, Inc.	457	82,795
Mastercard, Inc. - Class A	562	329,107
Tradeweb Markets, Inc. - Class A	652	94,181
Visa, Inc. - Class A	925	337,801
		1,409,634

Health Care - 5.2%
Zoetis, Inc. - Class A	2,043	344,511

Industrial Products - 15.6%
AMETEK, Inc.	1,355	242,193
Amphenol Corp.	4,020	361,518
Illinois Tool Works, Inc.	1,313	321,790
Snap-on, Inc.	341	109,376
		1,034,877

Industrial Services - 19.6%
Automatic Data Processing, Inc.	1,056	343,760
Cintas Corp.	1,523	344,959
Fastenal Co.	7,076	292,522
Paychex, Inc.	2,004	316,452
		1,297,693

Insurance - 5.1%
Arthur J. Gallagher & Co.	975	338,754

Real Estate - 1.2%
Gaming and Leisure Properties, Inc. - REIT	1,742	81,351

Retail & Wholesale - Discretionary - 2.5%
Tractor Supply Co.	3,394	164,270

Retail & Wholesale - Staples - 6.3%
BJ’s Wholesale Club Holdings, Inc.(a)		819	92,719
Costco Wholesale Corp.		313	325,576
			418,295

Software & Tech Services - 16.9%
Accenture PLC - Class A		951	301,296
ANSYS, Inc.(a)		497	164,418
Microsoft Corp.		731	336,523
Oracle Corp.		1,912	316,493
			1,118,730

TOTAL COMMON STOCKS (Cost $6,525,257)			6,647,384

PURCHASED OPTIONS - 0.1%(b)(c)(d)	Notional Amount	Contracts
Call Options - 0.1%
Cintas Corp., Expiration: 6/20/2025; Exercise Price: $230.00	$203,850	9	2,677
CME Group, Inc., Expiration: 6/20/2025; Exercise Price: $290.00	289,000	10	4,150
Fastenal Co., Expiration: 6/20/2025; Exercise Price: $43.75	285,246	69	1,035
TOTAL PURCHASED OPTIONS (Cost $4,143)			7,862

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares
First American Government Obligations Fund - Class X, 4.22%(e)		3,718	3,718

TOTAL SHORT-TERM INVESTMENTS (Cost $3,718)			3,718

TOTAL INVESTMENTS - 100.6% (Cost $6,533,118)			$6,658,964
Liabilities in Excess of Other Assets - (0.6)%			(41,720)
TOTAL NET ASSETS - 100.0%			$6,617,244

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

VistaShares Target 15 USA Quality Income ETF

Schedule of Written Options Contracts

May 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.8)%
Accenture PLC, Expiration: 6/20/2025; Exercise Price: $345.00	$(253,456)	(8)	$(2,080)
AMETEK, Inc., Expiration: 6/20/2025; Exercise Price: $185.00	(232,362)	(13)	(2,112)
Amphenol Corp., Expiration: 6/20/2025; Exercise Price: $90.00	(359,720)	(40)	(9,300)
ANSYS, Inc., Expiration: 6/20/2025; Exercise Price: $370.00	(66,164)	(2)	(480)
ANSYS, Inc., Expiration: 6/20/2025; Exercise Price: $360.00	(66,164)	(2)	(1,015)
Arthur J. Gallagher & Co., Expiration: 6/20/2025; Exercise Price: $350.00	(104,232)	(3)	(1,860)
Arthur J. Gallagher & Co., Expiration: 6/20/2025; Exercise Price: $340.00	(208,464)	(6)	(6,960)
Automatic Data Processing, Inc., Expiration: 6/20/2025; Exercise Price: $330.00	(97,659)	(3)	(945)
Automatic Data Processing, Inc., Expiration: 6/20/2025; Exercise Price: $320.00	(195,318)	(6)	(5,100)
BJ’s Wholesale Club Holdings, Inc., Expiration: 6/20/2025; Exercise Price: $130.00	(22,642)	(2)	(15)
BJ’s Wholesale Club Holdings, Inc., Expiration: 6/20/2025; Exercise Price: $120.00	(56,605)	(5)	(400)
Cintas Corp., Expiration: 6/20/2025; Exercise Price: $227.50	(135,900)	(6)	(2,550)
Cintas Corp., Expiration: 6/20/2025; Exercise Price: $220.00	(203,850)	(9)	(8,280)
CME Group, Inc., Expiration: 6/20/2025; Exercise Price: $280.00	(289,000)	(10)	(10,800)
Corpay, Inc., Expiration: 6/20/2025; Exercise Price: $390.00	(32,511)	(1)	(240)
Corpay, Inc., Expiration: 6/20/2025; Exercise Price: $370.00	(65,022)	(2)	(480)
Costco Wholesale Corp., Expiration: 6/20/2025; Exercise Price: $1,070.00	(104,018)	(1)	(875)
Costco Wholesale Corp., Expiration: 6/20/2025; Exercise Price: $1,050.00	(104,018)	(1)	(1,763)
Deckers Outdoor Corp., Expiration: 6/20/2025; Exercise Price: $150.00	(84,416)	(8)	(40)
FactSet Research Systems, Inc., Expiration: 6/20/2025; Exercise Price: $480.00	(45,826)	(1)	(202)
FactSet Research Systems, Inc., Expiration: 6/20/2025; Exercise Price: $470.00	(45,826)	(1)	(438)
Fastenal Co., Expiration: 6/20/2025; Exercise Price: $41.25	(285,246)	(69)	(6,900)
Gaming and Leisure Properties, Inc., Expiration: 6/20/2025; Exercise Price: $50.00	(51,370)	(11)	(83)
Gaming and Leisure Properties, Inc., Expiration: 6/20/2025; Exercise Price: $47.50	(28,020)	(6)	(195)

Illinois Tool Works, Inc., Expiration: 6/20/2025; Exercise Price: $260.00	(318,604)	(13)	(617)
Jack Henry & Associates, Inc., Expiration: 6/20/2025; Exercise Price: $185.00	(72,468)	(4)	(1,130)
Mastercard, Inc., Expiration: 6/20/2025; Exercise Price: $1,180.00	(234,240)	(1)	(758)
Mastercard, Inc., Expiration: 6/20/2025; Exercise Price: $1,170.00	(468,480)	(2)	(2,050)
Mastercard, Inc., Expiration: 6/20/2025; Exercise Price: $595.00	(117,120)	(2)	(1,070)
Microsoft Corp., Expiration: 6/20/2025; Exercise Price: $465.00	(92,072)	(2)	(1,125)
Microsoft Corp., Expiration: 6/20/2025; Exercise Price: $460.00	(92,072)	(2)	(1,545)
Microsoft Corp., Expiration: 6/20/2025; Exercise Price: $455.00	(92,072)	(2)	(2,165)
Oracle Corp., Expiration: 6/20/2025; Exercise Price: $175.00	(297,954)	(18)	(8,100)
Paychex, Inc., Expiration: 6/20/2025; Exercise Price: $160.00	(110,537)	(7)	(1,452)
Paychex, Inc., Expiration: 6/20/2025; Exercise Price: $155.00	(189,492)	(12)	(6,060)
Procter & Gamble Co., Expiration: 6/20/2025; Exercise Price: $165.00	(322,791)	(19)	(11,923)
Snap-on, Inc., Expiration: 6/20/2025; Exercise Price: $340.00	(96,225)	(3)	(225)
Tractor Supply Co., Expiration: 6/20/2025; Exercise Price: $55.00	(101,640)	(21)	(1,732)
Tractor Supply Co., Expiration: 6/20/2025; Exercise Price: $54.00	(58,080)	(12)	(210)
Tradeweb Markets, Inc., Expiration: 6/20/2025; Exercise Price: $150.00	(28,890)	(2)	(365)
Tradeweb Markets, Inc., Expiration: 6/20/2025; Exercise Price: $145.00	(57,780)	(4)	(1,280)
Visa, Inc., Expiration: 6/20/2025; Exercise Price: $370.00	(182,595)	(5)	(2,125)
Visa, Inc., Expiration: 6/20/2025; Exercise Price: $360.00	(109,557)	(3)	(2,993)
Zoetis, Inc., Expiration: 6/20/2025; Exercise Price: $170.00	(320,397)	(19)	(6,745)
TOTAL WRITTEN OPTIONS (Premiums received $89,742)			$(116,783)

(a)	100 shares per contract.
(b)	Exchange-traded.